Sales and Marketing Expense	12 Months Ended
Dec. 31, 2024
Sales and Marketing Expense [Abstract]
Sales and Marketing Expense

Note 14 – Sales and Marketing Expense

Sales and marketing costs are expensed as incurred and include expenses associated with Esport events sponsored by the Company, including the MOGO National Championship 2.0, which occurred in September 2023. The Company expenses advertising costs as incurred. Advertising expense consists primarily of event sponsorships and social media advertising and totaled approximately $673,000 for 2023. Advertising expense was nil for 2024.